Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Abstract]
Indemnity settlement with BP Exploration and Production Inc.	$ 250.0	$ 0
Trade accounts payable and accruals	718.8	571.3
Salaries, wages and related fringe benefits	209.9	190.2
Advances from customers	1,012.5	863.3
Sales-related costs and provisions	118.1	90.2
Payroll and other taxes	76.0	67.4
Product warranty	65.0
Fair market value of derivatives	17.6	1.8
Other	201.8	186.1
Total accounts payable and accrued liabilities	2,669.7	2,016.0
Balance, beginning	45.7
Warranty Provisions	42.5
Acquisitions	21.3
Charges Against Accrual	(44.0)
Translation and Other	(0.5)
Balance, ending	$ 65.0